Share-Based Comepsantion (Details) - Schedule of Outstanding Share Options to Employees - Share Options [Member] - shares	12 Months Ended
	Dec. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options	385,000	590,000
Weighted average remaining contractual term (years)	7 months 17 days	11 months 19 days
Share options for Class B Shares [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options		562,500
Weighted average remaining contractual term (years)		11 months 26 days
Share options for Class C Shares [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options		27,500
Weighted average remaining contractual term (years)		6 months 10 days